CAVANAL HILL FUNDS
Supplement dated April 17, 2009
to the following Prospectuses, each dated January 1, 2009
Money Market Funds — Administrative Shares
Money Market Funds — Select Shares
Money Market Funds — Service Shares
Money Market Funds — Institutional Shares
Non-Participation in the U.S. Department of Treasury’s Temporary Guarantee Program for Money Market Funds
The Board of Trustees of the Cavanal Hill Funds has elected not to continue the participation by the Cavanal Hill Cash Management Fund and the Cavanal Hill Tax-Free Money Market Fund (the “Participating Funds”) in the U.S. Department of the Treasury’s Temporary Money Market Guarantee Program (the “Program”) after April 30, 2009.
In making this decision, the Board of Trustees considered several factors, including the nature of each Participating Fund’s portfolio, the best interests of the current shareholder base of each Participating Fund and the cost of participation in the Program.
Participation in the initial three months of the Program required a payment to the Treasury in the amount of 0.01% based on the net asset value of each Participating Fund as of September 19, 2008. Participation for the period from December 19, 2008 through April 30, 2009 required an additional payment of 0.015% based on the net asset value of each Participating Fund as of September 19, 2008. For coverage from April 30, 2009 through September 18, 2009, participation would cost an additional 0.015% based on the net asset value of each Participating Fund as of September 19, 2008.
The expense associated with participation is borne by the Participating Funds without regard to any expense limitation currently in effect for such funds and notwithstanding that the Program only applies to shareholders of record who have maintained a positive account balance since September, 19, 2008. The Program does not cover any increase in the number of shares in a covered account, nor does it protect shareholders who were not shareholders of a Participating Fund as of the close of business on September 19, 2008.
The third Cavanal Hill Money Market Fund, the Cavanal Hill U.S. Treasury Fund has never participated in the Program. As the Cavanal Hill U.S. Treasury Fund is invested entirely in U.S. Treasury securities or securities collateralized by U.S. Treasury securities, and other securities backed by the full faith and credit of the United States government, the Board of Trustees had previously elected not to enroll the Cavanal Hill U.S. Treasury Fund in the Program.
The following statement is hereby added at the end of the section of the Cavanal Hill Cash Management Fund and the Cavanal Hill Tax-Free Money Market Fund Prospectus titled, “Participation in the U.S. Department of Treasury’s Temporary Guarantee Program for Money Market Funds”:
EFFECTIVE MAY 1, 2009, THE FUNDS WILL NO LONGER PARTICIPATE IN THE PROGRAM.
Shareholders should retain this Supplement for future reference.
CH-SP-0409

CAVANAL HILL FUNDS
Supplement dated April 17, 2009
to the Cavanal Hill Money Market Funds Statement of Additional Information
dated January 1, 2009
Non-Participation in the U.S. Department of Treasury’s Temporary Guarantee Program for Money Market Funds
The Board of Trustees of the Cavanal Hill Funds has elected not to continue the participation by the Cavanal Hill Cash Management Fund and the Cavanal Hill Tax-Free Money Market Fund (the “Participating Funds”) in the U.S. Department of the Treasury’s Temporary Money Market Guarantee Program (the “Program”) after April 30, 2009.
In making this decision, the Board of Trustees considered several factors, including the nature of each Participating Fund’s portfolio, the best interests of the current shareholder base of each Participating Fund and the cost of participation in the Program.
Participation in the initial three months of the Program required a payment to the Treasury in the amount of 0.01% based on the net asset value of each Participating Fund as of September 19, 2008. Participation for the period from December 19, 2008 through April 30, 2009 required an additional payment of 0.015% based on the net asset value of each Participating Fund as of September 19, 2008. For coverage from April 30, 2009 through September 18, 2009, participation would cost an additional 0.015% based on the net asset value of each Participating Fund as of September 19, 2008.
The expense associated with participation is borne by the Participating Funds without regard to any expense limitation currently in effect for such funds and notwithstanding that the Program only applies to shareholders of record who have maintained a positive account balance since September, 19, 2008. The Program does not cover any increase in the number of shares in a covered account, nor does it protect shareholders who were not shareholders of a Participating Fund as of the close of business on September 19, 2008.
The third Cavanal Hill Money Market Fund, the Cavanal Hill U.S. Treasury Fund has never participated in the Program. As the Cavanal Hill U.S. Treasury Fund is invested entirely in U.S. Treasury securities or securities collateralized by U.S. Treasury securities, and other securities backed by the full faith and credit of the United States government, the Board of Trustees had previously elected not to enroll the Cavanal Hill U.S. Treasury Fund in the Program.
Shareholders should retain this Supplement for future reference.
CH-SPSAI-0409